Stockholders' Equity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Jun. 30, 2025	Mar. 31, 2024	Feb. 15, 2024	Dec. 31, 2023	Oct. 13, 2023	Aug. 04, 2023	Feb. 17, 2023
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001				$ 0.001
Common stock, shares authorized	30,000,000	30,000,000				30,000,000
Common stock, shares issued	12,000,000	12,000,000				12,000,000
Common stock, shares outstanding	12,000,000	12,000,000				12,000,000
Convertible Notes (in Dollars)					$ 100,000		$ 43,200	$ 150,000	$ 100,000
Number of trading days from the financing event that the conversion shares delivered	20 days	20 days
Number of business days of true-up period	10 days	10 days
Convertible Notes [Member]
Stockholders’ Equity [Line Items]
Interest rate per annum	6.50%	65.00%
Percentage of conversion price	65.00%	65.00%
Warrants [Member]
Stockholders’ Equity [Line Items]
Purchase of stock exercisable (in Dollars)	$ 100,000	$ 100,000
Percentage of strike price	125.00%	125.00%
Valid term	3 years	3 years
Paulo Roberto Bonifacio [Member]
Stockholders’ Equity [Line Items]
Common stock, shares outstanding	8,203,000	8,203,000
Percentage of shares	68.36%	68.36%
Bruno Bonifacio [Member]
Stockholders’ Equity [Line Items]
Common stock, shares outstanding	772,500	772,500
Percentage of shares	6.44%	6.44%
Tivix Investments LLC [Member]
Stockholders’ Equity [Line Items]
Common stock, shares outstanding	599,000	599,000
Percentage of shares	4.99%	4.99%
Unaffiliated Shareholders [Member]
Stockholders’ Equity [Line Items]
Common stock, shares outstanding	2,425,500	2,425,500
Percentage of shares	20.21%	20.21%
SMC Family Limited Partnership [Member]
Stockholders’ Equity [Line Items]
Convertible Notes (in Dollars)	$ 12,500	$ 12,500
Philip R H Connor LLC [Member]
Stockholders’ Equity [Line Items]
Convertible Notes (in Dollars)	12,500	12,500
Jasper Holdings LLC [Member]
Stockholders’ Equity [Line Items]
Convertible Notes (in Dollars)	75,000	75,000
Mont Saint Consultoria e Investimentos Ltd [Member]
Stockholders’ Equity [Line Items]
Convertible Notes (in Dollars)	43,200	43,200
Alidora LLC [Member]
Stockholders’ Equity [Line Items]
Purchase of stock exercisable (in Dollars)	$ 100,000	$ 100,000
Percentage of strike price	125.00%	125.00%
Valid term	3 years	3 years
Convertible Notes (in Dollars)	$ 100,000	$ 100,000
Charles Le Jeune [Member]
Stockholders’ Equity [Line Items]
Convertible Notes (in Dollars)	$ 150,000	$ 150,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)			$ 1
Common stock, shares authorized			30,000,000			30,000,000
Common stock, shares issued				12,000,000		12,000,000
Common stock, shares outstanding		12,000,000		12,000,000		12,000,000